SHARE-BASED PAYMENTS - Share option plan changes (Details) - Share option Options in Thousands	12 Months Ended
	Dec. 31, 2021 Options $ / shares	Dec. 31, 2021 Options $ / shares $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2020 Options $ / shares $ / shares
Share-based payment transaction
Balance at January 1 | Options	5,601	5,601	10,170	10,170
Exercised | Options	(1,624)	(1,624)	(2,566)	(2,566)
Forfeited | Options	(213)	(213)	(808)	(808)
Expired | Options			(1,195)	(1,195)
Outstanding at end of period | Options	3,764	3,764	5,601	5,601
Exercisable at end of period | Options	3,273	3,273	3,813	3,813
Balance at January 1 | $ / shares	$ 4.68		$ 5.16
Exercised | $ / shares	5.13		4.90
Forfeited | $ / shares	4.97		5.02
Expired | $ / shares			8.03
Outstanding at end of period | $ / shares	4.47		4.68
Exercisable at end of period | $ / shares	4.47	$ 4.47	4.68	$ 4.68
Weighted average share price at the date of exercise | (per share)	$ 8.56	$ 6.56	$ 8.63	$ 7.00